Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Reconciliation of effective income tax rate

The Company’s effective income tax rate differs from the statutory federal income tax rate as follows:

	Years Ended December 31,
	2012	2013

Statutory U.S. federal rate	34.00%	34.00%
State income tax	5.28	4.68
Permanent items	(1.68)	0.61
Other	0.01	(0.77)
Federal R&D credits	0.00	1.97
State R&D & ITC credits	1.38	0.48
Change in valuation allowance	(38.99)	(40.97)
Total expense (benefit)	0.00%	0.00%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and the related valuation allowance were as follows, in thousands:

	December 31,
	2012	2013
Deferred tax assets:
Operating loss carryforwards	$6,596	$12,299
Start-up expenditures	3,560	3,316
Property and equipment	197	99
Intangible assets	3,284	3,059
Stock-based compensation expense	536	666
Research and development credit carryforwards	487	878
Accrued expenses and other	205	652
Total deferred tax assets	14,865	20,969
Valuation allowance	(14,865)	(20,969)
Net deferred tax assets	$—	$—